UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01132

CRESCENT CAPITAL BDC, INC.

(Name of Registrant)

11100 Santa Monica Blvd., Suite 2000

Los Angeles, CA 90025

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Crescent Capital BDC, Inc. (the “Company”) to be redeemed:

Tranche 1 $1,331,000 6.5% Notes due 2022 (CUSIP: 01374TAA0);

Tranche 7 $87,000 6.75% Notes due 2022 (CUSIP: 01374TAF9);

Tranche 13 $1,744,000 6.375% Notes due 2021 (CUSIP: 01374TAN2);

Tranche 14 $872,000 6.375% Notes due 2021 (CUSIP: 01374TAP7);

Tranche 15 $711,000 6.375% Notes due 2021 (CUSIP: 01374TAQ5);

Tranche 16 $2,816,000 6.375% Notes due 2021 (CUSIP: 01374TAR3);

Tranche 17 $787,000 6.25% Notes due 2021 (CUSIP: 01374TAS1); and

Tranche 18 $2,669,000 6.25% Notes due 2021 (CUSIP: 01374TAT9) (collectively, the “Notes”)

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on March 19, 2021 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Indenture, dated as of January 30, 2015 (the “Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), as supplemented by the supplemental indentures, dated as of January 30, 2015, April 2, 2015, June 9, 2016, June 16, 2016, June 23, 2016, June 30, 2016, July 8, 2016, and July 14, 2016 (each a “Supplemental Indenture”), and (ii) Section 1.01(h) of each Supplemental Indenture.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($11,017,000 aggregate principal amount) pursuant to the terms of the Indenture and each Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 17th day of February 2021.

CRESCENT CAPITAL BDC, INC.

By:	/s/ Gerhard Lombard
Name: Gerhard Lombard
Title: Chief Financial Officer